Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2026
C000039882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Global Fund (Class Y)
C000009526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Global Fund (Class C) — With CDSC
C000009524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Global Fund (Class A) — With sales charge
C000039879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis International Fund (Class A) — With sales charge
C000039881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis International Fund (Class C) — With CDSC
C000082064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis International Fund (Class Y)
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA